Audit fees - Summary of audit and non-audit services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fees of Group's auditor
Audit fees	€ 27	€ 27	€ 25
Audit related fees			1
Total	€ 27	€ 27	€ 26